STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding ending	5,101,663		5,101,663
Options exercisable	4,839,243		4,839,243
Exercise Price	$ 0.0013
Exercise Price Options exercisable	$ 0.0013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at the beginning of the year	4,983,888		117,775
Number of Options, Granted	0		4,983,888
Number of Options, Exercised	0		(117,775)
Number of Options, Reinstatement of options	117,775	[1]
Number of Options, Outstanding ending	5,101,663		4,983,888
Options exercisable	4,839,243		3,788,213
Exercise Price	$ 0.0013		$ 0.0013
Exercise Price, Granted			$ 0.0013
Exercise Price Exercised			$ 0.0013
Exercise Price Reinstatement of options	$ 0.0013	[1]
Exercise Price	$ 0.0013		$ 0.0013
Exercise Price Options exercisable	$ 0.0013		$ 0.0013
Weighted average fair value of options granted during 2012	$ 0		$ 0.2955

[1]	During 2012 a former employee and consultant exercised his options to purchase 117,775 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.